Revenue (Remaining Performance Obligations) (Details) $ in Millions	Aug. 31, 2020 CAD ($)
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	$ 2,940
Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	2,406
Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	534
Within 1 year [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1,922
Within 1 year [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1,504
Within 1 year [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	418
Within 2 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	730
Within 2 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	614
Within 2 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	116
Within 3 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	162
Within 3 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	162
Within 3 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	0
Within 4 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	92
Within 4 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	92
Within 4 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	0
Within 5 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	33
Within 5 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	33
Within 5 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	0
Thereafter [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1
Thereafter [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1
Thereafter [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	$ 0